Consolidated Subsidiaries - Significant restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial instruments received as collateral	$ 82,342	$ 111,937
Santander Consumo, S.A. de C.V., SOFOM, E.R..
Financial instruments
Assets to which significant restrictions apply	43,800
Santander Vivienda, S.A. de C.V., SOFOM, E.R.
Financial instruments
Assets to which significant restrictions apply	32,686
Statutory reserve
Financial instruments
Liabilities to which significant restrictions apply	11,080
Statutory reserve on individual basis
Financial instruments
Liabilities to which significant restrictions apply	8,086
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Financial assets pledged as collateral	5,153	3,689
Deposits - Credit institutions and customers | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	16,759
Debt instruments. | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	5,736
M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	0
M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with securities loans transactions
Financial instruments
Assets to which significant restrictions apply	0
Deposits with Central Bank
Financial instruments
Assets to which significant restrictions apply	28,094
Debt instruments. | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	79,927
Financial instruments received as collateral	76,592	107,560
Debt instruments. | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial instruments received as collateral	5,736	4,044
Debt instruments. | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral	96,681	18,463
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	92,764
Financial assets pledged as collateral	92,764	74,548
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	8,678	27,592
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	4,472
Financial assets pledged as collateral	4,472	4,769
Special CETES
Financial instruments
Assets to which significant restrictions apply	3,471
BREMS R
Financial instruments
Assets to which significant restrictions apply	7,786
BREMS R | Financial assets at amortized cost category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	4,999
Financial assets pledged as collateral	4,999	6,622
M, M3 and M5 Mexican Government Bonds | Financial assets at amortized cost category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral		1,672
M, M3 and M5 Mexican Government Bonds | Financial assets at amortized cost category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral		535
Mexican government securities | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	96,681
Mexican government securities | Financial instruments in connection with securities loans transactions
Financial instruments
Assets to which significant restrictions apply	8,678
Equity instruments. | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	0
Financial instruments received as collateral	14	333
Equity instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	0	959
Financial instruments received as collateral	14	333
Loans and advances - Customers
Financial instruments
Financial assets pledged as collateral	5,153	3,689
Loans and advances - Customers | Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Assets to which significant restrictions apply	5,153
Loans and advances - Credit institutions | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	14,300
Loans and advances - Credit institutions | Financial assets designated at fair value through profit or loss | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial instruments received as collateral	54,097	98,458
Loans and advances - Credit institutions | Financial assets at amortized cost category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial assets pledged as collateral	$ 14,300	$ 29,508